Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000100250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Class K Shares
Trading Symbol	BNMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 5,785,534,294
Holdings Count | Holding	460
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038033 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MFNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%	[2]
Net Assets	$ 5,785,534,294
Holdings Count | Holding	460
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006118 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[3]
Net Assets	$ 5,785,534,294
Holdings Count | Holding	460
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000100249 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Service Shares
Trading Symbol	BNMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 5,785,534,294
Holdings Count | Holding	460
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006121 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MANLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[5]
Net Assets	$ 5,785,534,294
Holdings Count | Holding	460
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006125 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Institutional Shares
Trading Symbol	MALMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[6]
Net Assets	$ 488,622,879
Holdings Count | Holding	186
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038034 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A Shares
Trading Symbol	MELMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$31	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[7]
Net Assets	$ 488,622,879
Holdings Count | Holding	186
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006122 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A1 Shares
Trading Symbol	MDLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$24	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[8]
Net Assets	$ 488,622,879
Holdings Count | Holding	186
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006124 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor C Shares
Trading Symbol	MFLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$69	1.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[9]
Net Assets	$ 488,622,879
Holdings Count | Holding	186
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038035 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Class K Shares
Trading Symbol	MPLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[10]
Net Assets	$ 488,622,879
Holdings Count | Holding	186
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

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